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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                              811-8644

                                                                Variable Insurance Funds
                                                 (Exact name of registrant as specified in charter)

                3435 Stelzer Road, Columbus, Ohio                                                    43219
                 (Address of principal executive offices)                                          (Zip code)

                BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
                                                Name and address of agent for service)

Registrant’s telephone number, including area code:     (614) 470-8000

Date of fiscal year end:     December 31

Date of reporting period:     March 31, 2005

                Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

                A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Choice VIT Market Neutral Fund

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

	Shares/Principal Amount	Value
COMMON STOCKS (9.2%)
Banks (2.0%)
Bank of America Corp.	300	$ 13,230
Real Estate Investment Trust (3.2%)
Glenborough Realty Trust, Inc.	400	7,648
Trustreet Properties, Inc.	900	13,851
		21,499

Semiconductors (1.5%)
Texas Instruments, Inc.	400	10,196
Software (0.8%)
Microsoft Corp.	100	2,417
Validian Corp. *	7,300	3,285
		5,702

Telecommunications (1.7%)
RF Micro Devices, Inc. *	2,200	11,484
Total Common Stocks (Cost $64,888)		62,111

PREFERRED STOCKS (5.7%)
Financial Services (5.7%)
Fannie Mae, 7.00% **	700	38,719
Total Preferred Stocks (Cost $39,550)		38,719

U.S. TREASURY OBLIGATIONS (14.7%)
U.S. Treasury Bill (14.7%)
2.775%, 7/14/05 ***	$ 100,000	99,207
Total U.S. Treasury Obligations (Cost $99,205)		99,207

WARRANTS (0.1%)
Oil & Gas (0.1%)
Galaxy Energy Corp.(b), expires 1/15/09	4,700	564
Total Warrants (Cost $0)		564

Total Investments (Cost $203,643) (a) - 29.7%		200,601
Other Assets in Excess of Liabilities - 70.3%		476,055
NET ASSETS - 100.0%		$ 676,656
		=======

____________

(a)  Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized appreciation	$ 716
Unrealized depreciation	(3,758)
Net unrealized depreciation	$ (3,042)
=======

(b)  Denotes fair valued security.

*      Non-income producing security.
**    Variable Rate Instrument.  The rate presented is the rate in effect at March 31, 2005.
***  Discount Note.  The rate disclosed represents the effective yield at purchase.

See notes to Schedule of Investments

Choice VIT Market Neutral Fund

SECURITIES SOLD SHORT
March 31, 2005 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (5.3%)
Mutual Funds (4.3%)
Oil Service HOLDRs Trust	300	$ 28,875
Semiconductors (0.2%)
Freescale Semiconductor, Inc., Class B *	77	1,328
Telecommunications (0.8%)
Ericsson LM - ADR *	200	5,640

Total Securities Sold Short (Proceeds $35,455)		$ 35,843
		=======

____________
  *  Non-income producing security.
ADR  - American Depositary Receipt

See notes to Schedule of Investments

CHOICE VIT MARKET NEUTRAL FUND

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the mean between the last bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable. Investments for which quotations are not readily available, are valued at fair value as determined in good faith by Fund Management under the supervision of the Board of Trustees pursuant to guidelines established by the Board of Trustees of the Trust.  Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income— Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Fund’s daily net asset value per share.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income and/or expense is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Positions—When the Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short.  A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale.  The Fund is liable for any dividends paid on securities sold short.  Dividends on short sales are included as Dividend Expense for Securities Sold Short on the Statement of Operations.  Until the Fund replaces the borrowed security, the Fund will segregate cash and/or other liquid securities to sufficiently cover its short position on a daily basis.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on theirevaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Variable Insurance Funds

By (Signature and Title)*   /s/ Steven D. Pierce                              Steven D. Pierce, Treasurer

Date                        May 31, 2005

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Walter B. Grimm                              Walter B. Grimm, President

Date                        May 31, 2005

By (Signature and Title)*   /s/ Steven D. Pierce                              Steven D. Pierce, Treasurer

Date                        May 31, 2005

* Print the name and title of each signing officer under his or her signature.